Due to Related Parties and Related Party Transactions (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 24, 2017	May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016	Aug. 31, 2016	Aug. 31, 2015
Accrued management fees			$ 6,000	$ 9,600	$ 18,000	$ 36,800	$ 24,000
Outstanding balance of management fees payable		274		274		76,800	40,274
Accrued rent expense			$ 6,000		18,000	36,800	24,000
Outstanding balance of rent payable		0		0		76,800	40,000
Due to related parties		$ 67,373		67,373		$ 57,373	$ 36,900
Digital Pilot Inc [Member]
Shares issued for services	768,000
Shares Issued, Price Per Share	$ 0.10
Settlement of accounts payable	$ 76,800
Chief Executive Officer [Member]
Accrued management fees				$ 9,600	12,000
Accounts payable for consulting services	$ 86,400
Shares issued for services				864,264
Shares Issued, Price Per Share	$ 0.10
Officer [Member]
Accrued rent expense				$ 0	$ 18,000